Condensed Consolidated and Combined Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 1,636	$ 773
Other receivables, allowance for doubtful accounts	0	1,080
Investments at fair value, cost basis	$ 73,997	$ 69,066
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	0
Common stock, shares issued	15,260,806	0
Common stock, shares outstanding	15,260,806	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	0
Common stock, shares issued	36,149,180	0
Common stock, shares outstanding	36,149,180	0